Taxes (Details) - Schedule of Company’s Effective Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Effective Income Tax [Abstract]
Net (loss) income before income tax	$ (2,432,637)	$ (892,596)	$ 3,085,847
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Income tax computed at PRC tax rate	$ (608,159)	$ (223,149)	$ 771,462
Reconciling items
Effect of different tax rates of subsidiary operating in other jurisdiction	383,710	98,036
Non-deductible expenses	3,686	4,000	5,759
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	335,794
Income tax expenses (benefit)	$ 115,031	$ (121,113)	$ 777,221
Effective tax rate	4.70%	13.60%	25.20%